Prepaid Expenses and Deposits - Schedule of Prepaid Expenses and Deposits (Detail) - CAD ($)	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Slotting fees	$ 0	$ 3,792
Insurance premiums	43,347	52,561
Rental deposits and other	37,796	99,362
Prepaid expenses, deposits and other	81,143	155,715
Attributable to discontinued operations	0	26,195
Attributable to continuing operations	$ 81,143	$ 129,520